Short Term Investments (Details) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)
Short Term Investments (Details) [Line Items]
Total invested amount	¥ 198.0		$ 27.5	¥ 85.7	$ 12.8
Marketable securities and redeemed	43.4		$ 6.0	¥ 84.5	$ 12.6
Gain/(loss) amount	23.2
Gain (Loss) on Fair Value Hedges Recognized in Earnings (in Dollars) | $		$ 3.2
Marketable Securities [Member]
Short Term Investments (Details) [Line Items]
Gain/(loss) amount	¥ 1.2